Related Party Transactions (Details Narrative)								1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 01, 2017 shares	Feb. 10, 2017 shares	Feb. 02, 2017 shares	Jan. 10, 2017 shares	Sep. 09, 2016 USD ($) $ / shares shares	Feb. 02, 2016 USD ($) $ / shares shares	May 01, 2015 USD ($) Installment	Feb. 28, 2017 shares	Feb. 23, 2017 USD ($)	Feb. 17, 2017 shares	Sep. 25, 2014 USD ($) Number	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Mar. 15, 2016 shares	Nov. 01, 2015 USD ($)
Common stock shares reserved under stock option plan | shares												19,595,000		19,595,000
Accounts payable												$ 76,598		$ 33,290	$ 30,095
Research and development expense												$ 79,080	$ 111,822	$ 309,503	281,218
Exercise Price | $ / shares												$ 1.62		$ 1.42
Charitable Gift Agreement [Member]
Donation to the University																	$ 83,000
Charitable Grant Agreement [Member]
Donation to the University											$ 75,000
Donation periodic payment											$ 9,375
Number of installments | Number											8
KCC [Member] | Loan agreement [Member]
Convertible debt financing, Maximum amount					$ 900,000
Convertible debt financing, Loan received					700,000				$ 395,000
Convertible debt financing, Remaining amount					$ 200,000
Interest rate					7.00%				7.00%
Maturity date					Dec. 31, 2017				Feb. 23, 2018
Debt instrument conversion feature

(i) $1.54, or the closing price of the Company’s common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23

									(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.
Debt instrument floor price | $ / shares					$ 1.23
KCC [Member] | Series B Warrant [Member]
Common stock shares reserved under stock option plan | shares	1,326,087
Debt conversion converted instrument shares issued | shares	1,181,194					2,173,913
Exercise Price | $ / shares						$ 0.46
Proceeds from issuance of common stock						$ 1,000,000
KCC [Member] | Series E Warrant [Member] | Loan agreement [Member]
Common stock shares reserved under stock option plan | shares					584,416
Debt instrument conversion feature

(i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant

Warrant expiration period					5 years
KCC [Member] | Series F Warrant [Member] | Loan agreement [Member]
Common stock shares reserved under stock option plan | shares								114,493
Debt instrument conversion feature								(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant.
Warrant expiration period								5 years
KCC [Member] | Series B and C warrants [Member]
Debt conversion converted instrument shares issued | shares	4,273,831
KCC [Member] | Series C Warrant [Member]
Common stock shares reserved under stock option plan | shares	3,500,000
Debt conversion converted instrument shares issued | shares	3,092,637
StemCell Systems [Member]
Incurred expenses												$ 54,000	74,567	$ 184,517	194,336
Satterlee Stephens LLP [Member]
Accounts payable														11,750
Joseph Sierchio [Member] | Stock option [Member]
Common stock shares reserved under stock option plan | shares		70,000
Debt conversion converted instrument shares issued | shares		38,642
Joseph Sierchio [Member] | Loan agreement [Member]
Convertible debt financing, Loan received									$ 25,000
Interest rate									7.00%
Maturity date									Feb. 23, 2018
Debt instrument conversion feature									(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.
Joseph Sierchio [Member] | Series F Warrant [Member] | Loan agreement [Member]
Common stock shares reserved under stock option plan | shares								7,246
Debt instrument conversion feature								(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant.
Warrant expiration period								5 years
Kenneth Kirkland [Member] | Stock option [Member]
Common stock shares reserved under stock option plan | shares			40,000
Debt conversion converted instrument shares issued | shares			29,642
Thomas bold [Member] | Stock option [Member]
Common stock shares reserved under stock option plan | shares										40,000
Debt conversion converted instrument shares issued | shares										34,296
Dr. Gerlach [Member]
Accounts payable												10,080		18,540
Compensation expense for services												10,080		42,480	36,720
Dr. Gerlach [Member] | Option agreement [Member]
Number of installments | Installment							4
Fees payable under agreement							$ 24,000
Due to related party periodic payment							6,000
Research and development expense							$ 24,000
Dr. Gerlach [Member] | Series A [Member]
Common stock shares reserved under stock option plan | shares				240,000
Debt conversion converted instrument shares issued | shares				204,571
Joseph Sierchio [Member]
Annual retainer payable												$ 6,000		$ 6,000
Common stock shares reserved under stock option plan | shares														50,000		50,000
Exercise price | $ / shares												$ 1.91		$ 1.91
Legal fees												$ 103,151	$ 36,850	$ 168,775	101,700
Accounts payable												66,518		11,750	$ 8,322
Kenneth Kirkland [Member]
Annual retainer payable												$ 6,000		$ 6,000
Common stock shares reserved under stock option plan | shares														50,000		50,000
Exercise price | $ / shares												$ 1.91		$ 1.91